SEGMENT INFORMATION - Operating Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 4,638,213	$ 3,775,247	$ 1,349,977
Macau [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	3,920,293	3,117,362	844,685
The Philippines [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	472,337	495,097	396,392
Cyprus [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	234,577	159,359	91,255
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 11,006	$ 3,429	$ 17,645